Expenses by Nature	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Expenses by Nature
34.	Expenses by Nature
Expenses that are recorded by nature as cost of sales, selling and administrative expenses, impairment loss on other receivables and other operating expenses in the statements of comprehensive income for the years ended December 31, 2018, 2019 and 2020 were as follows (excluding finance costs and income tax expense):

(in millions of Won)	2018		2019	2020
Raw material used, changes in inventories and others	￦	38,884,690	39,279,866	34,555,624
Employee benefits(*2)		3,639,192	3,623,611	3,624,953
Outsourced processing cost		7,462,656	8,250,372	7,808,343
Electricity		949,435	912,832	656,121
Depreciation(*1)		2,911,048	3,029,868	3,156,181
Amortization		356,581	431,247	465,558
Freight and custody		1,414,940	1,446,628	1,428,012
Sales commissions		79,080	73,941	86,851
Loss on disposal of property, plant and equipment		117,614	120,227	142,126
Impairment loss on property, plant and equipment		1,004,704	442,700	27,040
Impairment loss on goodwill and intangible assets		337,519	191,021	197,776
Donations		52,074	51,567	45,652
Other		4,445,124	4,168,470	3,638,393

	￦	61,654,657	62,022,350	55,832,630

(*1)	Includes depreciation of investment property.
(*2)	The details of employee benefits expenses for the years ended December 31, 2018, 2019 and 2020 were as follows:

(in millions of Won)	2018		2019	2020
Wages and salaries	￦	3,372,831	3,313,642	3,316,364
Expenses related to post-employment benefits		266,361	309,969	308,589

	￦	3,639,192	3,623,611	3,624,953